SHAREHOLDERS’ EQUITY (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Apr. 11, 2023	Oct. 21, 2022
Class of Stock [Line Items]
Share capital			$ 50,000	$ 50,000
Ordinary shares, shares authorized			500,000,000	50,000,000
Ordinary shares, par value				$ 0.001
Common Class A [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized	400,000,000	400,000,000	400,000,000
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares issued	22,304,693	22,304,693	22,304,693
Common stock, shares issued	one (1) vote
Common Class A [Member] | Former Mezzanine Equity Holders [Member]
Class of Stock [Line Items]
Ordinary shares, shares issued			5,318,548
Common Class B [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized	100,000,000	100,000,000	100,000,000
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares issued	8,945,307	8,945,307	8,945,307
Common stock, shares issued	twenty (20) votes